Loan to Fvndit, Inc. (formerly Directus Holdings, Inc.) (Details Narrative) - Fvndit - USD ($)	Aug. 09, 2019	Aug. 12, 2019
Peer-to-peer lending amount	$ 200,000
Due from related party		$ 200,000
Interest rate on Loan	10.5%